Minimum Future Lease Payments Under Operating Leases (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	121
2015	102
2016	85
2017	66
2018	54
Thereafter	256
Total minimum lease payments	684